Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Term Note Payable — In April 2014, the Company entered into the 2014 Term Loan (Note 9). As of December 31, 2014 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2015	$1,023
2016	12,968
2017	14,487
2018	6,522
Total	$35,000

As of December 31, 2014, the Company had $324,000 accrued and unpaid interest payable on the Notes Payable. As of December 31, 2013, the Company had no accrued and unpaid interest payable on its Notes Payable under the 2013 Loan Agreement.
Operating Leases — The Company leases office space and equipment under non-cancelable agreements accounted for as operating leases. The leases generally require that the Company pay taxes, maintenance, and insurance. Management expects that in the normal course of business, leases that expire will be renewed or replaced by other leases. In August 2014, the Company signed a lease for office space in the U.S. through September 2021. In December 2014, Limited signed a lease for office space in the United Kingdom from December 17, 2014 to December 24, 2024, however the lease is cancellable after five years. The lease has a contingent escalation clause based on inflation beginning in 2020. The Company also leases office space in Germany and Portugal that can be renewed on an annual basis. At December 31, 2014, a schedule by year of future minimum payments under operating leases is as follows (in thousands):

Years Ending December 31
2015	$376
2016	509
2017	516
2018	525
2019	485
Thereafter	618
Total	$3,029

Rent expense under all operating leases totaled approximately $521,000 and $576,000 for the years ended December 31, 2014 and 2013, respectively.
Capital Leases — The Company leases equipment under capital leases. The property and equipment is capitalized at the lesser of fair market value or the present value of the minimum lease payments at the inception of the leases using the Company’s incremental borrowing rate.
At December 31, 2014, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2015	12
2016	9
Total	21
Less amount representing interest	(2)
Present value of minimum lease payments	19
Less current portion	(11)
Non-current portion	$8

Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Office equipment	$33	$33
Less accumulated amortization	(16)	(5)
Total	$17	$28
Depreciation expense associated with office equipment under capital leases was $11,000 for each of the years ended December 31, 2014 and 2013.
Significant Agreements — In February 2010, the Company entered into an agreement with a third party manufacturer for the manufacture of the ILUVIEN implant, the assembly of the ILUVIEN applicator and packaging of the completed ILUVIEN commercial product. The Company is responsible for supplying the ILUVIEN applicator and the active pharmaceutical ingredient. In accordance with the terms of the agreement, the Company must order at least 80% of the ILUVIEN units required in the U.S., Canada and the EU from the third party manufacturer for an initial term of six years. The agreement has an initial six year term and will automatically renew for successive one year periods unless either party delivers written notice of non-renewal to the other at least 12 months prior to the end of the then current term.
In March 2011, the Company entered into an agreement with a contract research organization (CRO) for clinical and data management services to be performed in connection with a physician utilization study which was being conducted to assess the safety and utility of the commercial version of the ILUVIEN applicator. For the years ended December 31, 2014 and 2013, the Company incurred $16,000 and $690,000, respectively, of expense associated with this agreement. At December 31, 2014 no amounts are recorded in outsourced services payable. At December 31, 2013 $30,000 is included in outsourced services payable.
In February 2012, the Company engaged a consultant in connection with the Company's efforts to obtain the approval of ILUVIEN from the FDA. For the years ended December 31, 2014 and 2013, the Company recorded approximately $425,000 and $1,700,000, respectively, in costs pertaining to consulting fees related to the Company's agreement with this consultant. In addition, the Company expensed a $2,000,000 success fee payable to this consultant which was payable upon the approval of our NDA by the FDA and paid in January 2015. At December 31, 2014, the $2,000,000 was included in accrued milestone payments.
In November 2012, the Company entered into an agreement with Quintiles Commercial Europe Limited. Under the agreement, Quintiles Commercial Europe Limited and its affiliates (collectively, Quintiles Commercial) will provide certain services to the Company in connection with the commercialization of ILUVIEN in certain countries in Europe under subsequent project orders. Such services may include marketing, brand management, sales promotion and detailing, market access, pricing and reimbursement support, regulatory, medical science liaison and communications and/or other advisory services. As of December 31, 2014, the Company had entered into project orders with Quintiles Commercial for the provision of services in Germany, the United Kingdom and France. Under these project orders Quintiles Commercial, as of December 31, 2014, employed 16 persons fully dedicated to the Company. Quintiles Commercial also employed three persons partially dedicated to Alimera in Germany, the United Kingdom and France as of December 31, 2014. In the second half of 2014, the Company notified Quintiles Commercial that it would be terminating the project orders associated with Germany and France and transitioning the covered positions employed by Quintiles Commercial to its payroll. The Company expects to complete these transitions during the second quarter of 2015. In the first quarter of 2015, the Company notified Quintiles Commercial that it would be terminating the project orders associated with the United Kingdom and transitioning the covered positions employed by Quintiles Commercial to its payroll. The Company expects to complete this transition during the third quarter of 2015. As of December 31, 2104, under the existing project orders, the Company expects to incur approximately $4,400,000 in costs with Quintiles Commercial during 2015. For the year ended December 31, 2014, the Company incurred $5,800,000 of expense associated with this agreement. At December 31, 2014, $1,443,000 is included in outsourced services payable and $703,000 is included in prepaid expenses and other current assets.
Employment Agreements — The Company is party to employment agreements with five executives. The agreements generally provide for annual salaries, bonuses, and benefits and for the “at-will” employment of such executives. Effective January 1, 2015, the Company was party to five agreements with salaries ranging from $309,000 to $504,000. If any of the agreements are terminated by the Company without cause, or by the employee for good reason, as defined in the agreements, the Company will be liable for one year of salary and benefits. Certain other employees have general employment contracts which include stipulations regarding confidentiality, Company property, and miscellaneous items.